Commitments - Other (Details) lb in Millions	12 Months Ended
	Dec. 31, 2025 oz	Dec. 31, 2025 oz	Dec. 31, 2025 $ / oz	Dec. 31, 2025 t	Dec. 31, 2025 lb	Dec. 31, 2025 USD ($)	Jun. 01, 2021 USD ($) $ / oz
Commitments
Gold purchase price as percentage of spot price post second threshold delivered	10.00%
Antamina
Commitments
Attributable payable production of silver to be purchased (as a percent)	22.50%
Payment for each ounce of silver (as a percent)	5.00%
Term Of Agreement Committed	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases		86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Cumulative silver ounces delivered		32,100,000
Antapaccay
Commitments
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of silver (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases		12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Cumulative silver ounces delivered		8,300,000
Cumulative gold ounces delivered		531,810
Ounces of gold receivable for each 1,000 tonnes of copper		300
Copper for 300 ounces of gold | t				1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		630,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper		4,700
Copper for 4,700 ounces of silver | t				1,000
Maximum ounces of silver receivable		10,000,000
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable		750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Number of ounces of gold to be delivered		750,000
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)	68.00%
Attributable payable production of silver to be purchased (as a percent)	68.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Payment for each ounce of silver (in dollars per ounce) | $ / oz			4
Term Of Agreement Committed	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Cumulative silver ounces delivered		11,000,000
Cumulative gold ounces delivered		650,089
Maximum ounces of gold on which on-going price of spot price is payable		720,000
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases		12,000,000
Number of ounces of gold to be delivered		720,000
Cascabel
Commitments
Attributable payable production of gold to be purchased (as a percent)	14.00%
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of gold receivable after initial threshold is achieved	8.40%
Ounces of gold delivered	525,000
Investment commitments | $						$ 478,300,000
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)	7.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Term Of Agreement Committed	40 years
Cobre Panama Fixed Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			418
Payment for each ounce of silver (in dollars per ounce) | $ / oz			6.27
Term Of Agreement Committed	40 years
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases		9,842,000
Cumulative silver ounces delivered		4,100,000
Cumulative gold ounces delivered		360,385
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		808,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases		21,510,000
Percent of payable silver production to be purchased under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $ / oz			418.27
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / oz			6.27
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced		120			1
Copper for stated ounces of gold | lb					1
Copper pounds per gold ounces to purchase threshold 2		81
Maximum ounces of gold receivable for second threshold		1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb					1
Copper for stated ounces of silver | lb					1
Number of payable Silver ounces to be purchased per quantity of pounds of copper		1,776
Ounces of silver receivable per every 1 million pounds of copper produced		1,376
Maximum ounces of silver on which on-going price of spot price is payable		29,731,000
Cobre Panama Floating Payment Stream
Commitments
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of silver (as a percent)	20.00%
Term Of Agreement Committed	40 years
Maximum ounces of quantity of delivered Silver ounces before purchase price decreases		2,460,500
Cumulative silver ounces delivered		1,000,000
Cumulative gold ounces delivered		90,096
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold		202,000
Maximum ounces of gold on which on-going price of spot price is payable		604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Maximum ounces of quantity of delivered silver ounces before payable production to be purchased decreases		9,618,000
Percent of payable silver production to be purchased under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Number of ounces of gold to be delivered		604,000
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced		30
Copper for stated ounces of gold | lb					1
Copper pounds per gold ounces to purchase threshold 2		20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb					1
Maximum ounces of gold receivable for second threshold		429,047
Ounces of silver receivable per every 1 million pounds of copper produced		344
Copper for stated ounces of silver | lb					1
Number of payable Silver ounces to be purchased per quantity of pounds of copper		444
Ounces of silver receivable per every 1 million pounds of copper produced | lb					1
Maximum ounces of silver on which on-going price of spot price is payable		7,432,750
Condestable
Commitments
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of silver (as a percent)	20.00%
Term Of Agreement Committed	40 years
Cumulative silver ounces delivered		1,500,000
Cumulative gold ounces delivered		43,800
Percentage of gold receivable after initial threshold is achieved	37.50%
Maximum ounces of silver receivable		291,000
Maximum ounces of gold receivable for first threshold		8,760
Deliveries of ounces of refined gold threshold	87,600
Refined gold delivery as percentage of production from stream area	63.00%
Deliveries of refined silver threshold ounces	2,910,000
Refined silver delivery as percentage of production from stream area	63.00%
Percentage of silver delivered after second phase	37.50%
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			800
Term Of Agreement Committed	40 years
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)	4.875%
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of spot price of gold on which on-going price is paid	20.00%
New Prosperity
Commitments
Attributable payable production of gold to be purchased (as a percent)	22.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Term Of Agreement Committed	40 years
Investment commitments | $						$ 350,000,000
Gold purchase price as percentage of spot price post second threshold delivered	1.00%
Sabodala
Commitments
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold threshold		105,750
Maximum ounces of gold receivable (per month)		783.33
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz			400
Term Of Agreement Committed	40 years
Percentage of purchase commitment	50.00%
Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			800
Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Payment for each ounce of gold (as a percent)	60.00%
Sudbury | Gold spot price is greater than $2,000
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			1,200
Tocantinzinho
Commitments
Attributable payable production of gold to be purchased (as a percent)	12.50%
Payment for each ounce of gold (as a percent)	20.00%
Term Of Agreement Committed	40 years
Cumulative gold ounces delivered		85,440
Maximum ounces of gold on which on-going price of spot price is payable		300,000
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	7.50%
Number of ounces of gold to be delivered		300,000
Western Limb
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)	1.00%
Payment for each ounce of gold (as a percent)	5.00%
Payment for each ounce of PGM (in dollars per ounce) | $ / oz			5
Term Of Agreement Committed	40 years
Cumulative gold ounces delivered		16,933
Cumulative platinum ounces delivered		9,174
Percentage of gold from 4E PGM concentrate to be delivered until first threshold ounces met	1.10%
Initial threshold ounces of gold delivered		87,500
Percentage of gold from 4E PGM concentrate to be delivered until second threshold ounces met	0.75%
Aggregate second threshold ounces of gold delivered		237,000
Percentage of gold from 4E PGM concentrate to be delivered after second threshold ounces met for remaining life of mine	80.00%
Percentage of platinum concentrate to be delivered until second threshold ounces met	2.10%
Threshold initial ounces of platinum delivered.		48,000
Maximum ounces of platinum available for delivery		294,000
Bottom of range | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz							800
Bottom of range | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz							1,333
Bottom of range | Sudbury | Gold spot price is greater than $2,000
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $							2,000
Top of range | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz							1,333
Top of range | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz							2,000